UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam Equity Income Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	25.01%
Consumer, Non-cyclical	19.90
Energy	10.59
Technology	9.46
Consumer, Cyclical	9.45
Industrial	9.37
Communications	5.85
Utilities	5.38
Basic Materials	3.20
Short Term Investments	1.79
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,164.40	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.72
Investor Class
Actual	$1,000.00	$1,162.90	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.45
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.21%
24,700	Air Products & Chemicals Inc	$ 5,591,339
143,200	Alcoa Corp(a)	3,352,312
45,325	Dow Inc	2,234,976
44,291	DuPont de Nemours Inc	3,324,925
239,800	Freeport-McMoRan Inc	2,784,078
2,100	Sherwin-Williams Co	962,409
		18,250,039
Communications — 5.87%
226,400	AT&T Inc	7,586,664
17,303	Charter Communications Inc Class A(a)	6,837,800
142,350	Cisco Systems Inc	7,790,815
183,000	Comcast Corp Class A	7,737,240
58,656	Verizon Communications Inc	3,351,017
		33,303,536
Consumer, Cyclical — 9.48%
52,800	Aptiv PLC	4,267,824
198,005	BJ's Wholesale Club Holdings Inc(a)	5,227,332
132,672	General Motors Co	5,111,852
60,338	Hilton Worldwide Holdings Inc	5,897,436
22,600	Home Depot Inc	4,700,122
10,000	O'Reilly Automotive Inc(a)	3,693,200
112,100	PulteGroup Inc	3,544,602
83,800	Southwest Airlines Co	4,255,364
53,900	Walgreens Boots Alliance Inc	2,946,713
128,164	Walmart Inc	14,160,841
		53,805,286
Consumer, Non-Cyclical — 19.42%
90,700	AbbVie Inc	6,595,704
36,400	Amgen Inc	6,707,792
162,600	AstraZeneca PLC Sponsored ADR	6,712,128
39,034	Becton Dickinson & Co	9,836,958
49,700	Cigna Corp	7,830,235
44,291	Corteva Inc(a)	1,309,685
109,004	Coty Inc Class A	1,460,654
45,800	Danaher Corp	6,545,736
58,500	Eli Lilly & Co	6,481,215
86,100	Gilead Sciences Inc	5,816,916
82,219	Johnson & Johnson	11,451,462
49,300	Keurig Dr Pepper Inc	1,424,770
232,300	Kroger Co	5,043,233
106,082	Merck & Co Inc	8,894,976
75,300	Molson Coors Brewing Co Class B	4,216,800
50,800	PepsiCo Inc	6,661,404
123,528	Pfizer Inc	5,351,233
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
72,400	Procter & Gamble Co	$ 7,938,660
		110,279,561
Energy — 10.62%
77,412	Anadarko Petroleum Corp	5,462,191
904,455	BP PLC	6,300,000
137,643	ConocoPhillips	8,396,223
325,300	Encana Corp	1,669,288
208,300	Enterprise Products Partners LP	6,013,621
32,000	EOG Resources Inc	2,981,120
122,953	Exxon Mobil Corp	9,421,888
89,300	Halliburton Co	2,030,682
190,400	Kinder Morgan Inc	3,975,552
197,267	Marathon Oil Corp	2,803,164
90,793	Total SA	5,092,924
72,200	Valero Energy Corp	6,181,042
		60,327,695
Financial — 24.89%
130,500	American International Group Inc	6,953,040
41,637	American Tower Corp REIT	8,512,685
182,812	Assured Guaranty Ltd	7,692,729
623,950	Bank of America Corp	18,094,550
71,900	BB&T Corp	3,532,447
31,000	Boston Properties Inc REIT	3,999,000
43,200	Capital One Financial Corp	3,919,968
60,400	Charles Schwab Corp	2,427,476
234,703	Citigroup Inc	16,436,251
150,300	Gaming & Leisure Properties Inc REIT	5,858,694
24,100	Goldman Sachs Group Inc	4,930,860
84,700	Hartford Financial Services Group Inc	4,719,484
199,166	JPMorgan Chase & Co	22,266,759
182,600	KeyCorp	3,241,150
252,000	KKR & Co Inc Class A	6,368,040
227,083	MFA Financial Inc REIT	1,630,456
91,172	Oportun Financial Corp(a)(b)	195,482
38,200	PNC Financial Services Group Inc	5,244,096
276,639	Radian Group Inc	6,321,201
63,020	State Street Corp	3,532,901
115,010	Wells Fargo & Co	5,442,273
		141,319,542
Industrial — 9.40%
83,400	Ball Corp	5,837,166
27,000	Emerson Electric Co	1,801,440
81,100	Fortune Brands Home & Security Inc	4,633,243
122,700	General Electric Co	1,288,350
24,800	Honeywell International Inc	4,329,832
155,347	Johnson Controls International PLC	6,417,385

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
36,232	Northrop Grumman Corp	$ 11,706,921
37,400	Raytheon Co	6,503,112
20,900	Stanley Black & Decker Inc	3,022,349
46,200	Union Pacific Corp	7,812,882
		53,352,680
Technology — 9.49%
44,480	Apple Inc	8,803,481
68,900	DXC Technology Co	3,799,835
47,200	Fidelity National Information Services Inc	5,790,496
89,500	Intel Corp	4,284,365
142,455	Microsoft Corp	19,083,272
26,900	NXP Semiconductors NV	2,625,709
78,600	QUALCOMM Inc	5,979,102
30,600	Texas Instruments Inc	3,511,656
		53,877,916
Utilities — 5.40%
95,645	American Electric Power Co Inc	8,417,717
66,900	Edison International	4,509,729
146,800	Exelon Corp	7,037,592
29,200	NextEra Energy Inc	5,981,912
133,600	NRG Energy Inc	4,692,032
		30,638,982
TOTAL COMMON STOCK — 97.78% (Cost $440,736,033)		$555,155,237
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.54%
2,809	Danaher Corp 4.75%	$ 3,085,967
Financial — 0.21%
249	Oportun Financial Corp Series A-1 0.00%(a)(b)	534
4,308	Oportun Financial Corp Series B-1 0.00%(a)(b)	10,209
6,261	Oportun Financial Corp Series C-1 0.00%(a)(b)	23,976
9,082	Oportun Financial Corp Series D-1 0.00%(a)(b)	34,779
4,722	Oportun Financial Corp Series E-1 0.00%(a)(b)	19,503
10,190	Oportun Financial Corp Series F 0.00%(a)(b)	58,877
77,015	Oportun Financial Corp Series F-1 0.00%(a)(b)	165,128
97,385	Oportun Financial Corp Series G-1 0.00%(a)(b)	208,803
300,220	Oportun Financial Corp Series H 0.08%(a)(b)	643,071
		1,164,880
TOTAL CONVERTIBLE PREFERRED STOCK — 0.75% (Cost $4,365,275)		$ 4,250,847
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.80%
$10,200,000	Federal Home Loan Bank 2.10%, 07/01/2019	10,198,826
SHORT TERM INVESTMENTS — 1.80% (Cost $10,198,826)		$ 10,198,826
TOTAL INVESTMENTS — 100.33% (Cost $455,300,134)		$569,604,910
OTHER ASSETS & LIABILITIES, NET — (0.33)%		$ (1,849,333)
TOTAL NET ASSETS — 100.00%		$567,755,577

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BB	USD	2,196,106	GBP	1,728,700	September 18, 2019	$(7,020)
CIT	USD	1,901,732	CAD	2,531,300	July 17, 2019	(32,117)
CIT	USD	5,521,551	EUR	4,891,900	September 18, 2019	(77,418)
CIT	USD	9,592,213	GBP	7,549,900	September 18, 2019	(29,686)
					Net Depreciation	$(146,241)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Putnam Equity Income Fund
ASSETS:
Investments in securities, fair value(a)	$569,604,910
Cash	171,424
Cash denominated in foreign currencies, fair value(b)	1,179,301
Dividends receivable	410,488
Subscriptions receivable	58,728
Total Assets	571,424,851
LIABILITIES:
Payable for director fees	3,056
Payable for other accrued fees	32,544
Payable for shareholder services fees	7,211
Payable to investment adviser	314,616
Redemptions payable	3,165,606
Unrealized depreciation on forward foreign currency contracts	146,241
Total Liabilities	3,669,274
NET ASSETS	$567,755,577
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,018,494
Paid-in capital in excess of par	433,395,180
Total distributable earnings	128,341,903
NET ASSETS	$567,755,577
NET ASSETS BY CLASS
Investor Class	$27,023,175
Institutional Class	$540,732,402
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	1,801,415
Institutional Class	58,383,527
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.00
Institutional Class	$9.26
(a) Cost of investments	$455,300,134
(b) Cost of cash denominated in foreign currencies	$1,186,529
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Putnam Equity Income Fund
INVESTMENT INCOME:
Interest	$204,865
Income from securities lending	46,058
Dividends	6,588,808
Foreign withholding tax	(23,865)
Total Income	6,815,866
EXPENSES:
Management fees	2,024,030
Shareholder services fees – Investor Class	50,999
Audit and tax fees	14,061
Custodian fees	8,698
Director's fees	10,228
Legal fees	1,541
Pricing fees	21
Registration fees	14,559
Transfer agent fees	4,244
Other fees	684
Total Expenses	2,129,065
Less amount waived by investment adviser	25,917
Net Expenses	2,103,148
NET INVESTMENT INCOME	4,712,718
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	17,703,158
Net realized gain on forward foreign currency contracts	522,996
Net Realized Gain	18,226,154
Net change in unrealized appreciation on investments and foreign currency translations	61,526,438
Net change in unrealized depreciation on forward foreign currency contracts	(311,819)
Net Change in Unrealized Appreciation	61,214,619
Net Realized and Unrealized Gain	79,440,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,153,491
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Putnam Equity Income Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$4,712,718	$13,990,823
Net realized gain	18,226,154	52,391,332
Net change in unrealized appreciation (depreciation)	61,214,619	(111,030,654)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,153,491	(44,648,499)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(43,473)	(2,376,802)
Institutional Class	(4,553,746)	(69,180,694)
From Net Investment Income and Net Realized Gains	(4,597,219)	(71,557,496)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,164,644	9,328,015
Institutional Class	26,540,220	100,656,918
Shares issued in reinvestment of distributions
Investor Class	43,473	2,376,802
Institutional Class	4,553,746	69,180,694
Shares redeemed
Investor Class	(8,722,678)	(17,128,961)
Institutional Class	(63,314,685)	(165,862,198)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(38,735,280)	(1,448,730)
Total Increase (Decrease) in Net Assets	40,820,992	(117,654,725)
NET ASSETS:
Beginning of Period	526,934,585	644,589,310
End of Period	$567,755,577	$526,934,585
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	151,047	609,311
Institutional Class	2,964,476	10,046,567
Shares issued in reinvestment of distributions
Investor Class	2,910	182,019
Institutional Class	493,363	8,491,213
Shares redeemed
Investor Class	(599,202)	(1,093,731)
Institutional Class	(7,166,246)	(16,131,117)
Net Increase (Decrease)	(4,153,652)	2,104,262
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.92	0.10	2.00	2.10	(0.02)	-	(0.02)	$15.00	16.29% (d)
12/31/2018	$15.41	0.32	(1.68)	(1.36)	(0.19)	(0.94)	(1.13)	$12.92	(8.80%)
12/31/2017	$13.77	0.16	2.40	2.56	(0.08)	(0.84)	(0.92)	$15.41	18.72%
12/31/2016	$12.48	0.19	1.44	1.63	(0.04)	(0.30)	(0.34)	$13.77	13.13%
12/31/2015	$13.95	0.14	(0.63)	(0.49)	(0.20)	(0.78)	(0.98)	$12.48	(3.53%)
12/31/2014	$13.93	0.18	1.55	1.73	(0.35)	(1.36)	(1.71)	$13.95	12.36%
Institutional Class
06/28/2019(Unaudited)	$ 8.02	0.08	1.24	1.32	(0.08)	-	(0.08)	$ 9.26	16.44% (d)
12/31/2018	$10.14	0.24	(1.10)	(0.86)	(0.32)	(0.94)	(1.26)	$ 8.02	(8.45%)
12/31/2017	$ 9.35	0.14	1.62	1.76	(0.13)	(0.84)	(0.97)	$10.14	19.06%
12/31/2016	$ 8.64	0.16	1.01	1.17	(0.16)	(0.30)	(0.46)	$ 9.35	13.60%
12/31/2015 (e)	$10.00	0.12	(0.60)	(0.48)	(0.21)	(0.67)	(0.88)	$ 8.64	(4.78%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 27,023	1.21% (g)	1.10% (g)	1.37% (g)	9% (d)
12/31/2018	$ 29,031	1.17%	1.10%	2.06%	22%
12/31/2017	$ 39,280	1.16%	1.10%	1.08%	35%
12/31/2016	$ 38,163	1.10%	1.10%	1.47%	25%
12/31/2015	$ 50,893	1.10%	1.10%	1.00%	28%
12/31/2014	$544,642	1.10%	1.10%	1.25%	36%
Institutional Class
06/28/2019 (Unaudited)	$540,732	0.75% (g)	0.75% (g)	1.74% (g)	9% (d)
12/31/2018	$497,904	0.75%	0.75%	2.39%	22%
12/31/2017	$605,309	0.75%	0.75%	1.43%	35%
12/31/2016	$529,082	0.75%	0.75%	1.81%	25%
12/31/2015 (e)	$483,576	0.75% (g)	0.75% (g)	1.91% (g)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 28, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.

Semi-Annual Report - June 28, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 543,566,831	$ 11,392,924	$ 195,482	$ 555,155,237
Convertible Preferred Stock	—	3,085,967	1,164,880	4,250,847
Short Term Investments	—	10,198,826	—	10,198,826
Total Assets	$ 543,566,831	$ 24,677,717	$ 1,360,362	$ 569,604,910
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(146,241)	—	(146,241)
Total Liabilities	$ 0	$ (146,241)	$ 0	$ (146,241)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 28, 2019

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$456,227,905
Gross unrealized appreciation on investments	135,748,783
Gross unrealized depreciation on investments	(22,518,019)
Net unrealized appreciation on investments	$113,230,764
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $19,004,620 in forward contracts for the reporting period.

Semi-Annual Report - June 28, 2019

Valuation of derivative investments as of June 28, 2019 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(146,241)
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$522,996	Net change in unrealized depreciation on forward foreign currency contracts	$(311,819)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 28, 2019.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(146,241)	$—	$—	$—	$(146,241)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.74% of the Fund’s average daily net assets up to $1 billion dollars, 0.69% of the Fund’s average daily net assets over $1 billion dollars and 0.64% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.75% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:

Semi-Annual Report - June 28, 2019

Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$38,648	$38,225	$25,917	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $50,044,305 and $78,279,181, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or recipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 28, 2019.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.
At board meetings held on December 6-7, 2018 and June 12-13, 2019, the Board of Directors approved the merger of the Great-West T. Rowe Price Equity Income Fund (Target Fund) into the Great-West Large Cap Value Fund (formerly, the Great-West Putnam Equity Income Fund) (Acquiring Fund) with an effective date on or about October 25, 2019. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the

Semi-Annual Report - June 28, 2019

Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Putnam Equity Income Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data1, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
The Board also considered that, at a meeting held on December 6–7, 2018, the Board considered and approved reorganization and repurposing proposals (the “Proposals”) for the Fund, including, among others: (1) the reorganization of the Great-West T. Rowe Price Equity Income Fund, another series of the Company, into the Fund, (2) a reduction in the Fund’s management fee, (3) a reduction in the Sub-Adviser’s sub-advisory fee, (4) a reduction in the Fund’s expense limitations and (5) the addition of T. Rowe Price Associates, Inc. (“T. Rowe Price”), the sub-adviser of the Great-West T. Rowe Price Equity Income Fund, as a sub-adviser to the Fund along with the Sub-Adviser. In approving an investment sub-advisory agreement by and among the Company, GWCM and T. Rowe Price with respect to the Fund, the Board considered T. Rowe Price’s experience as the sub-adviser of the Great-West T. Rowe Price Equity Income Fund and that T. Rowe Price is expected to invest and reinvest its allocated portion of the Fund’s assets in the same manner in which it invests and reinvests the assets of the Great-West T. Rowe Price Equity Income Fund. The Board noted that the reorganization is subject to approval by the shareholders of the Great-West T. Rowe Price Equity Income Fund, and if obtained, the Proposals would be implemented on or about October 25, 2019.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM, the Sub-Adviser and T. Rowe Price (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s and T. Rowe Price’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance and that the Board has also met with T. Rowe Price over the years. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser and to be provided to the Fund by T. Rowe Price.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018, for the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-year period ended December 31, 2018, and in the third quintile of its performance universe for each of the three- and five-year periods ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers), which were in the 53rd percentile for the three-year period and better than the median (46th percentile) for the five-year period. With respect to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-year period ended December 31, 2018 were in the fourth quintile of its performance universe, while the annualized returns for the three-year period ended December 31, 2018 were in the third quintile of the performance universe but were better than the median (44th percentile). The Board also observed that the Fund’s annualized returns exceeded its benchmark index for each period reviewed with the exception of the one- and five-year periods ended December 31, 2018, when the Fund underperformed its benchmark index. In evaluating the performance data, the Board took into account the Sub-Adviser’s performance commentary, including, among other things, the interplay among the Sub-Adviser’s investment processes, investor sentiment, market developments and sector positioning. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
In light of the Proposals, and the expectation that T. Rowe Price will manage its allocated portion of the Fund’s assets in the same manner in which it manages the assets of the Great-West T. Rowe Price Equity Income Fund (the “Target Fund”), the Board also considered the performance of T. Rowe Price and the Target Fund. In this connection, the Board reviewed information regarding the annualized returns of the Target Fund’s Investor Class and Institutional Class over various periods as compared to its performance universe, with a focus on performance over recent full market cycles. The Board observed that although the annualized returns of the Target Fund’s Investor Class and Institutional Class ranked in the fourth quintile of its respective performance universe for the one-year period ended December 31, 2018, the annualized returns of each class were in the second quintile of its respective performance universe for the three-year period ended December 31, 2018, which exceeded the performance universe median and the Fund’s benchmark index. In assessing T. Rowe Price’s capabilities, the Board also noted its performance as investment sub-adviser to another series of the Company, which consistently outperformed its performance universe median. In view of the foregoing, the Board determined that it was satisfied with the information provided regarding the performance of T. Rowe Price and the Target Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each class was higher than the median of its respective peer group of funds. The Board also noted that the Fund’s Institutional Class total annual operating expense ratio was lower than the median expense ratio of its peer group and in the second quintile of its peer group of funds (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), but that the Fund’s

Investor Class total annual operating expense ratio was higher than the median (by seven basis points) of its peer group and in the third quintile of its peer group of funds. The Board further noted that, once the Proposals are implemented, the Fund’s Investor Class total annual operating expense ratio would be lower than the median of its peer group of funds. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to two funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019